EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) $ in Billions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Other Comprehensive Income of associate or joint venture	$ (1.1)